CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents		$ 103,961	$ 86,591
Restricted cash		736	541
Trade receivables (net of allowance for credit losses of $492 and $561 as of December 31, 2023 and 2022, respectively)		44,725	50,644
Contract assets		28,327	24,971
Inventories		38,525	33,024
Other current assets		24,299	19,283
Total current assets		240,573	215,054
LONG-TERM ASSETS:
Restricted cash		54	13
Long-term contract assets		9,283	11,149
Severance pay funds		5,737	5,947
Deferred taxes		11,484	18,265
Operating lease right-of-use assets		5,105	3,891
Other long-term assets		9,544	10,737
Total long-term assets		41,207	50,002
PROPERTY AND EQUIPMENT, NET		74,315	76,578
INTANGIBLE ASSETS, NET		16,051	309
GOODWILL	[1]	54,740	43,468
Total assets		426,886	385,411
CURRENT LIABILITIES:
Credit facility		7,453	0
Trade payables		13,873	20,668
Accrued expenses		51,906	50,356
Advances from customers and deferred revenues		34,495	30,531
Operating lease liabilities		2,426	1,941
Other current liabilities		16,431	22,291
Total current liabilities		126,584	125,787
LONG-TERM LIABILITIES:
Long-term loan		2,000	0
Accrued severance pay		6,537	6,580
Long-term advances from customers and deferred revenues		1,139	1,041
Operating lease liabilities		3,022	1,890
Other long-term liabilities		12,916	5,988
Total long-term liabilities		25,614	15,499
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY:
Share capital - Ordinary shares of NIS 0.2 par value: Authorized: 90,000,000 shares as of December 31, 2023 and 2022; Issued and outstanding: 57,016,086 and 56,610,404 shares as of December 31, 2023 and 2022, respectively		2,733	2,711
Additional paid-in capital		937,591	932,086
Accumulated other comprehensive loss		(5,315)	(6,847)
Accumulated deficit		(660,321)	(683,825)
Total shareholders' equity		274,688	244,125
Total liabilities and shareholders' equity		$ 426,886	$ 385,411

[1]	Net of accumulated impairment losses of $ 62,179.